Document and Entity Information	Oct. 26, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001464423
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	PennyMac Mortgage Investment Trust
Entity Incorporation State Country Code	MD
Entity File Number	001-34416
Entity Tax Identification Number	27-0186273
Entity Address, Address Line One	3043 Townsgate Road
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(818)
Local Phone Number	224-7442
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares Of Beneficial Interest 0.01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.125% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.75% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value
Trading Symbol	PMT/PC
Security Exchange Name	NYSE
M 8.50 Percent Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Senior Note Due 2028
Trading Symbol	PMTU
Security Exchange Name	NYSE
M 9.00 Senior Note Due 20302 [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.00% Senior Note Due 2030
Trading Symbol	PMTV
Security Exchange Name	NYSE
M 9.00 Senior Note Due 20301 [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.00% Senior Note Due 2030
Trading Symbol	PMTW
Security Exchange Name	NYSE